PREFERRED SHARES (Details) - CAD CAD / shares in Units, CAD in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Preferred Shares [Line Items]
Preferred Shares	CAD 2,499			CAD 2,499	CAD 2,255
Series 1
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	9,498,000			9,498,000
Preferred shares, outstanding (in shares)	9,498,000			9,498,000
Current Yield				3.266%
Annual Dividend Rate per Share (in Canadian dollars per share)				CAD 0.8165
Redemption Price Per Share (in Canadian dollars per share)	CAD 25.00			CAD 25.00
Preferred Shares	CAD 233			CAD 233	233
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.92%			1.92%
Series 2
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	12,502,000			12,502,000
Preferred shares, outstanding (in shares)	12,502,000			12,502,000
Current Yield	2.418%
Redemption Price Per Share (in Canadian dollars per share)	CAD 25			CAD 25
Preferred Shares	CAD 306			CAD 306	306
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.92%			1.92%
Series 3
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	8,533,405			8,533,405
Preferred shares, outstanding (in shares)	8,533,000			8,533,000
Current Yield				2.152%
Annual Dividend Rate per Share (in Canadian dollars per share)				CAD 0.538
Redemption Price Per Share (in Canadian dollars per share)	CAD 25.00			CAD 25.00
Preferred Shares	CAD 209			CAD 209	343
Number of shares converted		5,466,595
Period of time shares will pay dividends on a quarterly basis		5 years
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.28%			1.28%
Series 4
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	5,467,000			5,467,000
Preferred shares, outstanding (in shares)	5,467,000			5,467,000
Current Yield	1.778%
Redemption Price Per Share (in Canadian dollars per share)	CAD 25			CAD 25
Preferred Shares	CAD 134			CAD 134
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum				90 days
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.28%			1.28%
Series 5
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	14,000,000			14,000,000
Preferred shares, outstanding (in shares)	14,000,000			14,000,000
Current Yield				4.40%
Annual Dividend Rate per Share (in Canadian dollars per share)				CAD 1.10
Redemption Price Per Share (in Canadian dollars per share)	CAD 25.00			CAD 25.00
Preferred Shares	CAD 342			CAD 342	342
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.54%			1.54%
Series 7
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	24,000,000			24,000,000
Preferred shares, outstanding (in shares)	24,000,000			24,000,000
Current Yield				4.00%
Annual Dividend Rate per Share (in Canadian dollars per share)				CAD 1.00
Redemption Price Per Share (in Canadian dollars per share)	CAD 25			CAD 25
Preferred Shares	CAD 589			CAD 589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.38%			2.38%
Series 9
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	18,000,000			18,000,000
Preferred shares, outstanding (in shares)	18,000,000			18,000,000
Current Yield				4.25%
Annual Dividend Rate per Share (in Canadian dollars per share)				CAD 1.0625
Redemption Price Per Share (in Canadian dollars per share)	CAD 25			CAD 25
Preferred Shares	CAD 442			CAD 442	CAD 442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.35%			2.35%
Series 11
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)	10,000,000			10,000,000
Preferred shares, outstanding (in shares)	10,000,000			10,000,000
Current Yield				3.80%
Annual Dividend Rate per Share (in Canadian dollars per share)				CAD 0.95
Redemption Price Per Share (in Canadian dollars per share)	CAD 25			CAD 25
Preferred Shares	CAD 244			CAD 244
Number of shares issued			10,000,000
Price per share (in Canadian dollars per share)			CAD 25
Gross proceeds from public offering of preferred shares			CAD 250
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.96%			2.96%
Series 2 and Series 4
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share)	CAD 25.50			CAD 25.50
Redeemed on designated conversion date (in Canadian dollars per share)	CAD 25.00			CAD 25.00
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum				90 days
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.54%			1.54%
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.38%			2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.35%			2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.96%			2.96%
Series 1, Series 3, Series 5, Series 7, Series 9 and Series 11
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation				5 years